Document And Entity Information	Jul. 17, 2023
Document Information [Line Items]
Entity, Registrant Name	MALVERN BANCORP, INC.
Current Fiscal Year End Date	--09-30
Document, Type	8-K
Document, Period End Date	Jul. 17, 2023
Entity, Incorporation, State or Country Code	PA
Entity, File Number	000-54835
Entity, Tax Identification Number	45-5307782
Entity, Address, Address Line One	42 East Lancaster Avenue
Entity, Address, City or Town	Paoli
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	19301
City Area Code	610
Local Phone Number	644-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MLVF
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001550603